TAXES ON INCOME - Income (loss) before taxes on income is comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXES ON INCOME
Domestic	$ (18,264)	$ 10,084	$ 5,948
Foreign	6,949	6,503	3,692
Income (loss) before taxes on income	$ (11,315)	$ 16,587	$ 9,640